Property and Equipment, Net (Details) - Schedule of property and equipment ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Cost:
Total cost	¥ 189,771		¥ 207,236
Less: Accumulated depreciation	63,102		60,345
Property and equipment, net	126,669	$ 19,619	146,891
Buildings [Member]
Cost:
Total cost	75,092		75,092
Motor vehicles [Member]
Cost:
Total cost	9,269		11,185
Leasehold improvements [Member]
Cost:
Total cost	56,957		71,136
Equipment, fixture and furniture, and other fixed assets [Member]
Cost:
Total cost	¥ 48,453		¥ 49,823